U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     First Investors Series Fund II, Inc.
     95 Wall Street
     New York, NY  10005

2.   Name of each series or class of funds for which this notice is filed:

     Class A and Class B shares of the following series:
     Growth & Income Fund
     Made In The U.S.A. Fund
     Utilities Income Fund

3.   Investment Company Act File Number: 811-6618

     Securities Act File Number:  33-46924


4.   Last day of fiscal year for which this notice is filed:

         October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                 Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

                  Number:             12,569,001
                  Sale Price:       $101,270,283

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Number:             12,569,001
                  Sale Price:       $101,270,283

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

                                 Not Applicable


12.  Calculation of registration fee:


(i)        Aggregate  sale price of  securities  sold  during the fiscal year in reliance on rule 24f-2 (from item 10):
                                                                                $  101,270,283
                                                                                -------------------------
(ii)       Aggregate   price  of  shares  issued  in  connection  with  dividend
           reinvestment plans (from item 11, if applicable):
                                                                                +  -0-
                                                                                -------------------------

(iii)     Aggregate  price of shares  redeemed or repurchased  during the fiscal
          year (if applicable):                                                 $ 34,772,607
                                                                                -------------------------

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                                                +         -0-
                                                                                -------------------------

(v)        Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 (line (i),  plus line (ii),  less line
           (iii), plus line (iv) (if applicable):
                                                                                $  66,497,676
                                                                                -------------------------

(vi)       Multiplier  prescribed by Section 6(b) of the  Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                                x 1/33 of 1%
                                                                                -------------------------

(vii)      Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                                $  20,150.81
                                                                                =========================


Instruction:  issuers should complete lines,  (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      [ x ]

     Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:

         December 19, 1996


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




                                       By /s/ C. Durso
                                          --------------------------------------
                                          C. Durso, Vice President and Secretary



Date: December 19, 1996

                           KIRKPATRICK & LOCKHART LLP
                         1800 Massachusetts Avenue, N.W.
                            Washington, DC 20036-1800




                                December 18, 1996

First Investors Series Fund II, Inc.
95 Wall Street, 23rd Floor
New York, New York  10005

                              Re: Rule 24f-2 Notice
                              ---------------------
Ladies and Gentlemen:

         First Investors Series Fund II, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland. We understand that the Fund is about to file a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("1940 Act"), for the purpose of making definite the number of shares that it has registered under the Securities Act of 1933, as amended ("1933 Act"), and which it sold during its fiscal year ended October 31, 1996.

         We have, as counsel, participated in various business and other matters relating to the Fund. We have examined copies, either certified or otherwise proved to be genuine, of its Articles of Incorporation and By-Laws, as now in effect, and certain certificates of officers of the Fund relating to its organization and operation, and we generally are familiar with its business affairs. Based on the foregoing, it is our opinion that the shares of common stock sold by the Fund during the fiscal year ended October 31, 1996 ("Shares"), the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and nonassessable. We express no opinion as to compliance with the 1933 Act, the 1940 Act, or applicable state securities laws in connection with the sale of the Fund's Shares.

         We hereby consent to this opinion accompanying the Rule 24f-2 Notice that you are about to file with the Securities and Exchange Commission. We also consent to the reference to our firm in the prospectus filed as part of the Fund's registration statement.

                                Very truly yours,

                                KIRKPATRICK & LOCKHART LLP


                                By /s/ Robert J. Zutz
                                   ------------------
                                   Robert J. Zutz